Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive Loss	Retained Earnings (Losses)	Non-controlling Interests
Balance at beginning of the period at Dec. 31, 2015	$ 1,916,179	$ 93,547	$ (12,269)	$ 1,317,806	$ 200,000	$ (12,592)	$ 308,874	$ 20,813
Increase (Decrease) in Stockholders' Equity
Net loss	(160,780)						(186,531)	25,751
Dividends	(18,693)						(18,693)
Exercise of share options	1,435	59		1,376
Employee stock compensation	7,865			7,865
Forfeiture of share options	(892)			(892)
Net proceeds from issuance of shares	169,876	7,475		162,401
Other comprehensive income	3,050					3,050
Treasury shares	(8,214)		(8,214)
Balance at end of the period at Dec. 31, 2016	1,909,826	101,081	(20,483)	1,488,556	200,000	(9,542)	103,650	46,564
Increase (Decrease) in Stockholders' Equity
Net loss	(145,279)						(179,703)	34,424
Dividends	(19,689)						(19,689)
Exercise of share options	(1,166)	38		(1,204)
Employee stock compensation	11,098			11,098
Forfeiture of share options	(120)			(120)
Other comprehensive income	1,773					1,773
Issuance of convertible bonds	39,861			39,861
Balance at end of the period at Dec. 31, 2017	1,796,304	101,119	(20,483)	1,538,191	200,000	(7,769)	(95,742)	80,988
Increase (Decrease) in Stockholders' Equity
Net loss	(168,214)						(231,428)	63,214
Dividends	(57,958)						(37,076)	(20,882)
Exercise of share options	2,686	184		2,502
Employee stock compensation	13,992			14,125			(133)
Forfeiture of share options	(2,090)			(2,090)
Effect of consolidating Hilli Lessor VIE	28,703							28,703
Conversion of debt to equity (see note 20)	55,134							55,134
Other comprehensive income	(20,743)					(20,743)
Issuance of convertible bonds	177,977			304,468				(126,491)
Balance at end of the period at Dec. 31, 2018	$ 1,825,791	$ 101,303	$ (20,483)	$ 1,857,196	$ 200,000	$ (28,512)	$ (364,379)	$ 80,666